STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Loss	$ (6,597)	$ (8,276)	$ (5,473)
Foreign currency translation adjustments	(540)	(567)	(914)
Comprehensive Loss	(7,137)	(8,843)	(6,387)
Attributed to:
Company's Shareholders	(7,137)	(8,843)	(6,387)
Non-controlling interests	13	19	6
Comprehensive Loss	$ (7,137)	$ (8,824)	$ (6,381)